Note 38 - Operating Segments - Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Revenue	$ 121,329	$ 100,002	$ 75,826
Inter-segmental revenue	0	0
Royalty	(6,083)	(5,007)	(3,854)
Production costs	(53,126)	(43,711)	(36,400)
Depreciation	(8,046)	(4,628)	(4,434)
Other income	46	4,765	2,274
Other expenses	(7,136)	(5,315)	(666)
Administrative expenses	(9,091)	(7,997)	(5,637)
Management fee	0	0
Cash-settled share-based expense	(477)	(1,413)	(689)
Net foreign exchange gain (loss)	1,184	4,305	29,661
Fair value loss on derivative assets and liabilities	(240)	(266)	(601)
Net finance cost	(361)	(305)
Profit before tax	37,999	40,430	60,691
Tax expense	(14,857)	(15,173)	(10,290)
Profit for the year	23,142	25,257	$ 50,401
Current (excluding intercompany)	52,933	44,586
Non-Current (excluding intercompany)	157,944	133,334
Additions other than through business combinations, property, plant and equipment	31,269	24,778
Expenditure on evaluation and exploration assets (note 19)	5,717	3,059
Intercompany balances	0	0
Current (excluding intercompany)	(17,688)	(9,964)
Non-current (excluding intercompany)	(12,633)	(9,913)
Intercompany balances	0	0
Dividends (paid) received		0
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Revenue	0	0
Inter-segmental revenue	(21,662)	(23,214)
Royalty	0	0
Production costs	19,893	20,639
Depreciation	466	424
Other income	0	0
Other expenses	0	0
Administrative expenses		10
Administrative expenses	(2)
Management fee	0	0
Cash-settled share-based expense	691	634
Net foreign exchange gain (loss)	(92)	(272)
Fair value loss on derivative assets and liabilities	0	0
Net finance cost	0	0
Profit before tax	(706)	(1,779)
Tax expense	151	380
Profit for the year	(555)	(1,399)
Current (excluding intercompany)	(162)	(194)
Non-Current (excluding intercompany)	(4,880)	(4,237)
Additions other than through business combinations, property, plant and equipment	(1,019)	(1,887)
Expenditure on evaluation and exploration assets (note 19)	0	0
Intercompany balances	(91,697)	(69,144)
Current (excluding intercompany)	0	0
Non-current (excluding intercompany)	322	264
Intercompany balances	91,697	69,144
Dividends (paid) received		0
Material reconciling items [member]
Statement Line Items [Line Items]
Revenue	0	0
Inter-segmental revenue	0	0
Royalty	0	0
Production costs	0	0
Depreciation	(44)	(41)
Other income	0	0
Other expenses	(3,895)	(21)
Administrative expenses	(6,094)	(5,614)
Management fee	0	0
Cash-settled share-based expense	(1,197)	(1,933)
Net foreign exchange gain (loss)	389	(173)
Fair value loss on derivative assets and liabilities	(135)	(102)
Net finance cost	1,255	0
Profit before tax	(9,721)	(4,331)
Tax expense	0	(253)
Profit for the year	(9,721)	(4,584)
Current (excluding intercompany)	16,198	12,390
Non-Current (excluding intercompany)	897	3,287
Additions other than through business combinations, property, plant and equipment	0	123
Expenditure on evaluation and exploration assets (note 19)	163	2,961
Intercompany balances	48,054	44,910
Current (excluding intercompany)	(6,040)	(1,336)
Non-current (excluding intercompany)	(1,107)	(2,112)
Intercompany balances	(43,816)	(35,124)
Dividends (paid) received		3,553
Zimbabwean operations [member]
Statement Line Items [Line Items]
Revenue	121,329	100,002
Inter-segmental revenue	0	0
Royalty	(6,083)	(5,007)
Production costs	(53,117)	(44,032)
Depreciation	(8,348)	(4,920)
Other income	47	4,751
Other expenses	(3,241)	(5,180)
Administrative expenses	(128)	(156)
Management fee	(2,908)	(2,492)
Cash-settled share-based expense	0	0
Net foreign exchange gain (loss)	1,182	4,618
Fair value loss on derivative assets and liabilities	0	0
Net finance cost	(1,614)	(352)
Profit before tax	47,119	45,034
Tax expense	(14,356)	(14,446)
Profit for the year	32,763	30,588
Current (excluding intercompany)	34,440	27,070
Non-Current (excluding intercompany)	159,612	133,568
Additions other than through business combinations, property, plant and equipment	30,575	26,391
Expenditure on evaluation and exploration assets (note 19)	5,554	98
Intercompany balances	34,512	17,482
Current (excluding intercompany)	(10,042)	(6,831)
Non-current (excluding intercompany)	(11,535)	(8,065)
Intercompany balances	(12,414)	0
Dividends (paid) received		(2,198)
South African operations [member]
Statement Line Items [Line Items]
Revenue	0	0
Inter-segmental revenue	21,662	23,214
Royalty	0	0
Production costs	(19,902)	(20,318)
Depreciation	(120)	(91)
Other income	(1)	14
Other expenses	0	(114)
Administrative expenses	(2,867)	(2,237)
Management fee	2,908	2,492
Cash-settled share-based expense	29	(114)
Net foreign exchange gain (loss)	(295)	132
Fair value loss on derivative assets and liabilities	(105)	(164)
Net finance cost	(2)	47
Profit before tax	1,307	1,506
Tax expense	(652)	(854)
Profit for the year	655	652
Current (excluding intercompany)	2,457	5,320
Non-Current (excluding intercompany)	2,315	716
Additions other than through business combinations, property, plant and equipment	1,713	151
Expenditure on evaluation and exploration assets (note 19)	0	0
Intercompany balances	9,131	6,752
Current (excluding intercompany)	(1,606)	(1,797)
Non-current (excluding intercompany)	(313)	0
Intercompany balances	$ (35,467)	(34,020)
Dividends (paid) received		$ (1,355)